Loan and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Concentration (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Largest debtor [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 5,389	R$ 5,193
10 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	29,340	31,564
20 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	44,712	47,433
50 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	71,965	73,358
100 largest debtors [member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 97,695	R$ 98,675